Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Peferred Stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	14,308,960	11,679,757	10,191,562
Common Stock, shares outstanding	14,308,960	11,679,757	10,191,562